Obligation to FIDC FGTS Quota Holders - Schedule of Obligation to FIDC FGTS Quota Holders (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Obligation to FIDC FGTS Quota Holders [Line Items]
Total	R$ 815,557	R$ 704,755
Senior quotas [Member]
Schedule of Obligation to FIDC FGTS Quota Holders [Line Items]
Total	R$ 815,557	R$ 704,755